Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of Anti-Dilutive Securities Excluded from Calculation of Diluted Net Loss per Share

The following potentially dilutive securities have been excluded from the calculation of diluted net loss per share due to their anti-dilutive effect at September 30, 2018 and 2017, respectively:

	For the Three and Nine Months Ended
	September 30,
	2018	2017
Unvested restricted share and restricted share unit awards	737,065	1,200,507
Unvested share options	1,072,526	—